LEASES, COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments under operating leases	Future minimum lease payments under operating leases as of December 31, 2015
2016	64,430
2017	66,514
2018	5,557
Total future minimum lease payments	$136,501

Future minimum lease payments under capital leases
Future minimum lease payments under capital leases as of December 31, 2015

2016	4,778
2017	4,380
Total net future minimum lease payments	9,158

Less: Amount representing interest	(1,235)

Present value of net minimum lease payments	$7,923